Property, plant and equipment (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning Balance	€ 18,111
Ending Balance	21,273	€ 18,111
Net book value	21,273	18,111	€ 6
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Net book value	11,785	17,161	6
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	305	157
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value	7,997	793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	18,457	6
Additions during the year	11,054	18,451
Ending Balance	25,594	18,457
Gross carrying amount [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	17,161	6
Additions during the year	9,191	17,155
Ending Balance	15,106	17,161
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	185
Additions during the year	274	185
Ending Balance	389	185
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,111
Additions during the year	322	1,111
Ending Balance	8,762	1,111
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(346)
Ending Balance		(346)
Charge for year		(346)
Accumulated depreciation and amortisation [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance
Charge for year
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(28)
Ending Balance		(28)
Charge for year		(28)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	€ (318)
Ending Balance		(318)
Charge for year		€ (318)